INVENTORY AND SPARE PARTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORY AND SPARE PARTS
Handsets and accessories	7,436	7,230
SIM cards and prepaid phone cards	395	166
Spare parts for telecommunication equipment	305	715
Advertising and other materials	362	475
Total inventory and spare parts	8,498	8,586
Obsolescence expense	660	759	827